Provisions and Contingent Liabilities - Summary of Labor, Tax and Civil Provisions (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017	Dec. 31, 2016	Jan. 01, 2016
Disclosure of provisions [line items]
Provisions	$ 242.4	$ 260.3		$ 302.8
Current portion	116.9	124.1	$ 123.8	123.9	$ 89.7
Non-current portion	125.5	136.2	$ 179.0	179.0
Tax related provision on IRPJ [member]
Disclosure of provisions [line items]
Provisions	9.2	10.1
Tax related provision on PIS and COFINS [member]
Disclosure of provisions [line items]
Provisions	5.3	6.8
Tax related provision on Social security contributions [member]
Disclosure of provisions [line items]
Provisions	2.4	2.8
Tax related provision on Import taxes [member]
Disclosure of provisions [line items]
Provisions	0.8	0.9
Tax related provision on FUNDAF [member]
Disclosure of provisions [line items]
Provisions	0.1
Others tax related provisions [member]
Disclosure of provisions [line items]
Provisions	0.2	0.4
Tax related provision [member]
Disclosure of provisions [line items]
Provisions	18.0	21.0
Labor related provision on Plurimas [member]
Disclosure of provisions [line items]
Provisions	10.0	11.3
Labor related provision on reintegration [member]
Disclosure of provisions [line items]
Provisions	7.0	5.1
Overtime provision [member]
Disclosure of provisions [line items]
Provisions	6.0	1.7
Dangerousness related provision [member]
Disclosure of provisions [line items]
Provisions	1.0	0.1
Labor related provision on indemnity [member]
Disclosure of provisions [line items]
Provisions	3.1	2.3
Labor related provision on third parties [member]
Disclosure of provisions [line items]
Provisions	0.5	0.9
Other labor related provision [member]
Disclosure of provisions [line items]
Provisions	12.4	11.6
Labor related provision [member]
Disclosure of provisions [line items]
Provisions	40.0	33.0
Civil related provision on Indemnity claims [member]
Disclosure of provisions [line items]
Provisions	0.4	0.2
Civil related provision [member]
Disclosure of provisions [line items]
Provisions	0.4	0.2
Provisions labor, taxes and civil [member]
Disclosure of provisions [line items]
Provisions	58.4	54.2		$ 93.1
Current portion	20.7	21.5
Non-current portion	$ 37.7	$ 32.7